Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended
	Feb. 18, 2012	May 31, 2011
Subsequent Event [Line Items]
Common Stock shares redeemed and canceled	24,549,222
Promissory note, principal amount	$ 1,940,000,000
Promissory note, interest rate	2.00%
Promissory note, maturity date	Feb. 18, 2022
Contribution payment		25,000,000
Commitment for additional donations		$ 10,000,000